SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Feb. 01, 2017	Jan. 31, 2017	Dec. 14, 2016	Jun. 02, 2015	Feb. 13, 2017	Feb. 07, 2017
Issuance of common stock (in shares)			58,909	107,160
Loans Agreement [Member]
Debt amount						$ 200,000
Interest rate						30.00%
Subsequent Event [Member] | Loans Agreement [Member]
Debt amount					$ 200,000
Interest rate					10.00%
Subsequent Event [Member] | Non-Employee Director Compensation Policy [Member] | Eligible Director [Member]
Annual cash retainer	$ 20,000
Value of stock awards paid quarterly	13,000
Meeting fees (in person)	500
Meeting fees (teleconference)	500
Special meeting fees of Board	250
Meeting fees of a committees of the Board	$ 500
Meeting fees of a committees of the Board (percent)	50.00%
Subsequent Event [Member] | Chief Financial Officer [Member] | ISRAEL
Issuance of common stock (in shares)		3,109
Subsequent Event [Member] | Chief Financial Officer [Member] | UNITED STATES
Issuance of common stock (in shares)		2,692